Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (Parentheticals) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement of Comprehensive Income [Abstract]
Unrealized gains (losses)	$ (94)	$ 154
Unrealized gains (losses) net tax on income	$ (2)	$ 11